Non-controlling interests - Schedule of reconciliation of non controlling interest (Details)	9 Months Ended
Sep. 30, 2025 USD ($)
Schedule of Reconciliation of Non Controlling Interest [Abstract]
Balance	$ (1,040,306)
Net loss for the period	(104,989)
Balance	$ (1,145,295)